General information and significant accounting policies - Narrative (Details)					1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 26, 2019 USD ($) $ / shares shares	Jul. 01, 2019 USD ($)	Jan. 18, 2019	Jan. 01, 2019 USD ($)	Jul. 31, 2018 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) class vessel $ / shares shares		Dec. 31, 2018 USD ($) vessel shares	Dec. 31, 2017 USD ($) tanker $ / shares	Mar. 26, 2020 shares	Sep. 30, 2019 tanker	May 31, 2018 USD ($)	Sep. 30, 2017 shares vessel	Sep. 01, 2017 shares vessel	Jun. 30, 2017 vessel	Jun. 14, 2017 USD ($) vessel tanker	May 31, 2017 shares vessel	Jun. 30, 2014 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Lease liabilities				$ 50,714,000		$ 24,200,000	$ 569,974,000
Financial liabilities at FVTPL							$ 0
Number of bareboat chartered-in vessels one year				3		3
Number of bareboat chartered-in vessels							25
Useful life vessel							25 years
Lubricating oil consumption							$ 10,300,000		$ 9,300,000	$ 7,300,000
Number of vessels operating in the spot market | tanker										2
Accumulated deficit (1)							$ (399,046,000)	[1]	(348,307,000)
Number of vessel classes | class							4
Common stock, par value (in dollars per share) | $ / shares							$ 0.01
Impairment loss recognised in profit or loss							$ 0
Number of vessels value in use calculation performed | vessel							10
Proceeds From (Repayments) Of Borrowings For Convertible Notes Excluding Debt Issue Costs, Classified As Financing Activities							$ (145,000,000)		$ 0	$ 0
Number of vessels under construction							0
Increase(decrease) consideration for Trafigura transaction equity							$ 132,614,000
Convertible Senior Notes Due 2019 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Aggregate principal amount notes issued					$ 15,000,000								$ 188,500,000						$ 360,000,000.0
Borrowings outstanding before debt exchange					348,500,000
Proceeds From (Repayments) Of Borrowings For Convertible Notes Excluding Debt Issue Costs, Classified As Financing Activities		$ 142,700,000			142,700,000
Convertible Senior Notes Due 2022 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Aggregate principal amount notes issued					$ 15,000,000								$ 188,500,000
Borrowings interest rate									3.00%
Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels							134		109			98
Average scrap market rates period							4 years
Average time charter rate period used to establish growth rate							3 years
Growth rate in freight rates							2.39%
Discount rate used							7.41%
Number of vessels with fair value more than carrying value | vessel							68		34
Number of vessels with fair value less than carrying value | vessel							56		75
Impairment loss recognised in profit or loss							$ 0		$ 0
Estimated useful lives							25 years
Vessels [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Period for scheduled repairs and maintenance							60 months
Vessels [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Period for scheduled repairs and maintenance							30 months
Handymax [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of bareboat chartered-in vessels one year							7
Owned or financed lease product tankers [member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels | vessel							134
Handymax [Member] | Owned or financed lease product tankers [member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels | vessel							21
MR [Member] | Owned or financed lease product tankers [member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels | vessel							59
LR1 [Member] | Owned or financed lease product tankers [member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels | vessel							12
LR2 [Member] | Owned or financed lease product tankers [member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels | vessel							42
Common stock [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Reverse stock split of common shares			0.10
Number of shares outstanding (in shares) | shares							58,202,400		51,397,562		58,672,080
Common stock, shares issued (in shares) | shares							58,202,400		51,397,562
Common stock, par value (in dollars per share) | $ / shares							$ 0.01			$ 0.01
NPTI [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Common stock, shares issued (in shares) | shares														5,500,000
NPTI [Member] | LR1 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels acquired | vessel														12				12
NPTI [Member] | LR1 [Member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels acquired | tanker																	4
NPTI [Member] | LR2 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels acquired | vessel														15				15
NPTI [Member] | Common stock [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of instruments or interests issued or issuable | shares														5,500,000	5,499,999			5,500,000
NPTI Vessel Acquisition [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cash transferred																	$ 42,200,000
NPTI Vessel Acquisition [Member] | LR1 [Member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels acquired | vessel																4	4
NPTI September Closing [Member] | Vessels [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels acquired | vessel															23
NPTI September Closing [Member] | LR1 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels acquired | vessel															8
NPTI September Closing [Member] | LR2 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels acquired | vessel															15
Trafigura transaction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Obligations under the Agreements	$ 531,500,000
Number of vessels	19
Common stock, shares issued (in shares) | shares	3,981,619
Number of vessels under construction	4
Delivered vessels	15
Consideration paid (received)	$ 803,000,000
Shares issued to nominee of Trafigura | $ / shares	$ 29.00
Increase(decrease) consideration for Trafigura transaction equity	$ 115,500,000
Vessel under construction [Member] | Trafigura transaction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Obligations under the Agreements	$ 138,900,000
Common stock, shares issued (in shares) | shares	591,254
Number of vessels under construction	4
Shares issued to nominee of Trafigura | $ / shares	$ 29.00
Increase(decrease) consideration for Trafigura transaction equity	$ 17,100,000

[1]	Accumulated deficit reflects the impact of the adoption of IFRS 16 - Leases. The impact of the application of this standard is discussed in Note 1.